(Loss) / earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
(Loss) / earnings per Share [Abstract]
Net (Loss) / Income per Common Share
The calculation of net (loss) / income per common share is summarized below:

	For the years ended December 31,
	2025	2024	2023

Net (loss) / income	$(6,214)	$(3,383)	$221
Less: Net loss attributable to non-controlling interest	(26)	-	-
Net (loss) / income attributable to common stockholders of United Maritime Corporation	(6,188)	(3,383)	221
Less: Dividends to non-vested participating securities	-	-	(95)
Net (loss) / income attributable to common stockholders, basic and diluted	$(6,188)	$(3,383)	$126

Weighted average common shares outstanding, basic and diluted	8,866,523	8,711,951	8,359,487

Net (loss) / income per share attributable to common stockholders, basic and diluted	$(0.70)	$(0.39)	$0.02